Earnings per share - Additional information (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 category shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Earnings per share [abstract]
Number of categories of dilutive potential shares | category	2
Antidilutive securities | shares	851	1,658	1,701